UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2018

Date of reporting period: April 30, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Government Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 52.1%
FFCB (A)
1.023%, 05/05/2017	$19,210	$19,209
1.013%, 05/05/2017	17,510	17,510
1.091%, 05/06/2017	69,315	69,312
1.019%, 05/08/2017	3,420	3,420
0.979%, 05/09/2017	12,335	12,335
1.049%, 05/10/2017	30,000	29,999
1.020%, 05/13/2017	44,545	44,546
0.960%, 05/13/2017	40,075	40,075
1.038%, 05/20/2017	14,585	14,585
1.023%, 05/20/2017	11,337	11,338
1.033%, 05/24/2017	8,455	8,455
1.021%, 05/25/2017	13,989	13,990
1.063%, 05/28/2017	50,000	49,998
0.893%, 05/28/2017	28,490	28,488
1.025%, 05/29/2017	27,645	27,645
FFCB DN (B)
0.583%, 06/23/2017	5,945	5,940
0.603%, 07/11/2017	1,925	1,923
0.765%, 11/03/2017	19,355	19,279
1.060%, 02/15/2018	39,608	39,273
FHLB
0.803%, 05/02/2017 (A)	44,515	44,515
0.803%, 05/04/2017 (A)	40,225	40,225
0.570%, 05/04/2017	28,585	28,585
0.924%, 05/05/2017 (A)	47,500	47,500
0.843%, 05/05/2017 (A)	74,525	74,525
1.041%, 05/06/2017 (A)	73,855	73,855
1.041%, 05/07/2017 (A)	80,000	80,000
0.949%, 05/09/2017 (A)	78,000	78,000
0.819%, 05/10/2017 (A)	71,000	71,000
0.850%, 05/13/2017 (A)	200,130	200,130
1.049%, 05/14/2017 (A)	14,455	14,455
0.854%, 05/17/2017 (A)	40,220	40,220
0.993%, 05/20/2017 (A)	8,630	8,630
0.981%, 05/21/2017 (A)	11,000	11,000
1.038%, 05/22/2017 (A)	50,000	50,000
0.928%, 05/22/2017 (A)	25,000	25,000
1.043%, 05/24/2017 (A)	43,365	43,365
0.991%, 05/25/2017 (A)	9,755	9,755
0.812%, 05/25/2017 (A)	91,235	91,235
0.895%, 06/01/2017 (A)	62,670	62,670
0.815%, 06/01/2017 (A)	49,630	49,630
0.864%, 06/02/2017 (A)	20,000	20,000
1.032%, 06/13/2017 (A)	23,145	23,145
0.996%, 06/15/2017 (A)	22,010	22,010
1.094%, 06/18/2017 (A)	35,000	35,000
1.120%, 07/08/2017 (A)	40,000	40,000
1.102%, 07/26/2017 (A)	80,000	79,997
1.082%, 07/26/2017 (A)	12,325	12,325
1.090%, 07/27/2017 (A)	25,000	24,999

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLB DN (B)
0.552%, 05/01/2017	$43,000	$43,000
0.548%, 05/10/2017	138,800	138,781
0.551%, 05/12/2017	60,310	60,300
0.551%, 05/15/2017	69,935	69,920
0.558%, 05/17/2017	41,890	41,880
0.576%, 05/22/2017	78,000	77,974
0.571%, 06/09/2017	68,845	68,802
0.787%, 06/21/2017	48,355	48,301
0.647%, 06/23/2017	14,567	14,553
0.632%, 07/07/2017	62,610	62,537
0.707%, 07/14/2017	123,000	122,822
0.832%, 07/17/2017	25,780	25,734
0.855%, 07/19/2017	41,340	41,263
0.856%, 07/21/2017	39,560	39,484
0.862%, 07/26/2017	47,240	47,143
0.650%, 08/02/2017	60,260	60,159
0.646%, 08/11/2017	77,305	77,164
0.672%, 08/16/2017	40,000	39,920
0.682%, 08/22/2017	47,350	47,249
0.697%, 08/23/2017	80,220	80,044
0.898%, 08/28/2017	55,330	55,166
0.697%, 08/30/2017	41,455	41,358
0.921%, 09/20/2017	43,785	43,627
0.914%, 09/22/2017	90,090	89,762
0.959%, 10/13/2017	32,195	32,054
0.754%, 10/18/2017	38,610	38,473
0.984%, 10/25/2017	48,090	47,859
0.995%, 11/02/2017	35,895	35,712
1.007%, 12/04/2017	15,610	15,516
1.007%, 12/05/2017	39,605	39,365
FHLMC
0.875%, 03/07/2018	34,000	33,937
FHLMC DN (B)
0.521%, 05/10/2017	63,975	63,967
0.501%, 05/15/2017	80,000	79,984
0.803%, 08/02/2017	64,530	64,397
0.833%, 08/03/2017	51,285	51,174
0.833%, 08/04/2017	75,000	74,836
0.652%, 09/01/2017	72,490	72,329
0.734%, 10/16/2017	75,000	74,744
FHLMC MTN (A)
1.125%, 07/08/2017	22,855	22,855
1.126%, 07/12/2017	36,215	36,215
FNMA
5.375%, 06/12/2017	10,000	10,055
FNMA DN (B)
0.531%, 05/06/2017	109,195	109,195
0.634%, 06/01/2017	8,710	8,705

Total U.S. Government Agency Obligations (Cost $4,207,406) ($ Thousands)		4,207,406

SEI Daily Income Trust / Quarterly Report / April 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Government Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 10.2%
U.S. Treasury Bills (B)
0.576%, 05/25/2017	$100,000	$99,962
0.549%, 06/01/2017	75,000	74,965
0.551%, 06/08/2017	51,955	51,924
0.782%, 06/15/2017	29,266	29,237
0.631%, 08/03/2017	127,910	127,700
0.909%, 09/28/2017	72,500	72,226
0.955%, 10/12/2017	47,605	47,399
U.S. Treasury Notes
0.625%, 06/30/2017	48,170	48,173
0.875%, 10/15/2017	128,290	128,350
4.250%, 11/15/2017	22,075	22,483
0.875%, 11/15/2017	88,950	88,882
0.750%, 02/28/2018	33,930	33,829

Total U.S. Treasury Obligations (Cost $825,130) ($ Thousands)		825,130

REPURCHASE AGREEMENTS (C) — 34.6%
Bank of Montreal 0.790%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $180,011,850 (collateralized by various U.S. Treasury obligations, ranging in par value $728,600 - $78,682,200, 0.875% - 2.125%, 06/15/17 - 11/30/23; with total market value $183,600,046)	180,000	180,000
Bank of Nova Scotia 0.800%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $18,001,200 (collateralized by various U.S. Treasury obligations, ranging in par value $200 - $7,832,400, 0.000% - 4.750%, 04/26/18 - 02/15/41; with total market value $18,361,278)	18,000	18,000
Bank of Tokyo 0.790%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $280,018,433 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $43,331,000, 0.000% - 8.750%, 01/15/18 - 05/15/43; with total market value $285,600,091)	280,000	280,000
BNP Paribas 0.820%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $350,023,917 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $143,942,600, 0.000% - 6.375%, 06/22/17 - 11/15/46; with total market value $357,000,035)	350,000	350,000

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (C) (continued)
Citigroup Global 0.810%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $53,003,578 (collateralized by a U.S. Treasury obligation, par value $54,818,400, 2.000%, 08/15/25; with total market value $54,060,037)	$53,000	$53,000
Citigroup Global 0.830%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $9,000,623 (collateralized by FMAC and FNMA obligations, ranging in par value $16,062,407 - $14,797,760, 0.000% - 4.000%, 07/01/42 - 09/15/43; with total market value $9,990,000)	9,000	9,000
Credit Agricole 0.810%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $150,010,125 (collateralized by various U.S. Treasury obligations, ranging in par value $24,735,300 - $125,652,600, 1.750% - 2.125%, 08/31/20 - 05/15/23; with total market value $153,000,020)	150,000	150,000
Goldman Sachs 0.790%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $300,019,750 (collateralized by various FHLB, FMAC, FNMA and various U.S. Treasury obligations, ranging in par value $1,800,000 - $148,120,400, 0.000% - 5.500%, 06/23/17 - 07/15/36; with total market value $306,000,000)	300,000	300,000
Goldman Sachs 0.750%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $70,004,375 (collateralized by various U.S. Treasury obligations, ranging in par value $21,798,300 - $39,587,200, 1.375% - 4.250%, 10/31/20 - 11/15/40; with total market value $71,400,064)	70,000	70,000
J.P. Morgan 0.810%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $225,015,188 (collateralized by various U.S. Treasury obligations, ranging in par value $93,890,000 - $134,290,000, 1.750% - 2.125%, 11/30/21 - 02/29/24; with total market value $229,504,459)	225,000	225,000

2	SEI Daily Income Trust / Quarterly Report / April 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Government Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (C) (continued)
Merrill Lynch 0.820%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $150,010,250 (collateralized by various GNMA obligations, ranging in par value $66,285,397 - $80,668,359, 3.500%, 02/20/47 - 04/20/47; with total market value $153,000,001)	$150,000	$150,000
Mizuho Securities 0.830%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $40,002,767 (collateralized by a U.S. Treasury obligation, par value $41,224,200, 1.625%, 08/15/22; with total market value $40,800,087)	40,000	40,000
Natixis 0.820%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $65,004,442 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $23,599,900, 0.125% - 8.000%, 04/15/18 - 08/15/46; with total market value $66,300,026)	65,000	65,000
RBC Capital 0.800%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $105,007,000 (collateralized by various FMAC and FNMA obligations, ranging in par value $59,404 - $70,627,292, 2.500% - 5.000%, 01/01/27 - 05/01/47; with total market value $109,598,833)	105,000	105,000
RBC Capital 0.790%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $50,003,292 (collateralized by various U.S. Treasury obligations, ranging in par value $128,737 - $23,769,400, 0.000% - 2.375%, 05/31/18 - 11/15/26; with total market value $51,000,007)	50,000	50,000
Societe Generale 0.820%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $75,005,125 (collateralized by various U.S. Treasury obligations, ranging in par value $764,300 - $71,028,400, 0.375% - 2.375%, 07/15/23 - 08/15/24; with total market value $76,500,087)	75,000	75,000

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (C) (continued)
TD Securities 0.830%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $215,014,871 (collateralized by various FNMA and U.S. Treasury obligations, ranging in par value $1,121,200 - $188,937,434, 0.750% - 4.000%, 10/31/18 - 04/01/47; with total market value $221,439,132)	$215,000	$215,000
TD Securities 0.810%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $205,013,838 (collateralized by various U.S. Treasury obligations, ranging in par value $8,769,300 - $71,197,900, 0.875% - 3.625%, 04/15/19 - 08/15/45; with total market value $209,100,055)	205,000	205,000
Wells Fargo 0.820%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $250,017,083 (collateralized by various U.S. Treasury obligations, ranging in par value $86,000 - $87,128,000, 0.000% - 1.125%, 08/31/17 - 12/31/19; with total market value $255,000,053)	250,000	250,000

Total Repurchase Agreements (Cost $2,790,000) ($ Thousands)		2,790,000

Total Investments — 96.9% (Cost $7,822,536) ($ Thousands) @		$7,822,536

Percentages are based on a Net Assets of $8,072,031 ($ Thousands).
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2017. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B)	The rate reported is the effective yield at time of purchase.
(C)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

@ For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2017, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2017, there were no Level 3 investments.

SEI Daily Income Trust / Quarterly Report / April 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Government Fund (Concluded)

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Daily Income Trust / Quarterly Report / April 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Government II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 52.8%
U.S. Treasury Bills (A)
0.596%, 05/11/2017	$177,000	$176,971
0.750%, 05/18/2017	180,645	180,581
0.735%, 05/25/2017	320,000	319,843
0.516%, 06/01/2017	125,000	124,945
0.746%, 06/08/2017	59,238	59,191
0.782%, 06/15/2017	8,763	8,754
0.645%, 08/03/2017	3,390	3,384
0.909%, 09/28/2017	18,500	18,430
0.955%, 10/12/2017	97,195	96,774
U.S. Treasury Notes
1.015%, 05/02/2017 (B)	14,000	14,004
0.625%, 06/30/2017	11,830	11,831
0.875%, 10/15/2017	31,255	31,270
4.250%, 11/15/2017	5,375	5,474

Total U.S. Treasury Obligations (Cost $1,051,452) ($ Thousands)		1,051,452

U.S. GOVERNMENT AGENCY OBLIGATIONS — 45.4%
FFCB
1.023%, 05/02/2017 (B)	133	133
1.023%, 05/05/2017 (B)	19,165	19,164
1.013%, 05/05/2017 (B)	6,250	6,250
1.024%, 05/08/2017 (B)	380	380
1.019%, 05/08/2017 (B)	2,080	2,080
1.034%, 05/09/2017 (B)	20,185	20,196
0.979%, 05/09/2017 (B)	7,665	7,665
1.049%, 05/10/2017 (B)	10,000	10,000
1.020%, 05/13/2017 (B)	23,750	23,751
1.000%, 05/13/2017 (B)	2,550	2,549
0.960%, 05/13/2017 (B)	9,925	9,925
1.014%, 05/17/2017 (B)	5,260	5,264
1.038%, 05/20/2017 (B)	5,455	5,455
1.023%, 05/20/2017 (B)	6,968	6,968
1.033%, 05/24/2017 (B)	5,170	5,170
1.021%, 05/25/2017 (B)	9,011	9,012
1.151%, 05/26/2017 (B)	6,740	6,748
0.893%, 05/28/2017 (B)	6,565	6,565
1.035%, 05/29/2017 (B)	50	50
1.025%, 05/29/2017 (B)	9,955	9,955
0.800%, 08/01/2017	5,000	5,002
1.000%, 11/06/2017	3,500	3,499
FFCB DN (A)
0.501%, 05/04/2017	16,510	16,509
0.603%, 07/11/2017	465	464
0.866%, 11/06/2017	25,790	25,674
0.877%, 11/09/2017	10,161	10,114
0.939%, 01/04/2018	10,000	9,936
0.867%, 01/11/2018	8,905	8,851

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLB
0.803%, 05/02/2017 (B)	$9,495	$9,495
0.803%, 05/04/2017 (B)	9,270	9,270
0.570%, 05/04/2017	6,890	6,890
0.924%, 05/05/2017 (B)	5,000	5,000
1.041%, 05/07/2017 (B)	45,000	45,000
0.949%, 05/09/2017 (B)	19,000	19,000
0.819%, 05/10/2017 (B)	15,500	15,500
1.049%, 05/14/2017 (B)	5,375	5,375
0.969%, 05/15/2017 (B)	17,745	17,744
0.854%, 05/17/2017 (B)	30,280	30,280
0.993%, 05/20/2017 (B)	3,500	3,500
0.981%, 05/21/2017 (B)	6,000	6,000
0.928%, 05/22/2017 (B)	6,000	6,000
1.043%, 05/24/2017 (B)	16,120	16,120
0.991%, 05/25/2017 (B)	5,245	5,245
0.812%, 05/25/2017 (B)	10,030	10,030
0.625%, 05/30/2017	19,735	19,736
0.895%, 06/01/2017 (B)	14,080	14,080
0.864%, 06/02/2017 (B)	4,000	4,000
1.000%, 06/09/2017	10,000	10,005
0.996%, 06/15/2017 (B)	15,090	15,090
1.094%, 06/18/2017 (B)	5,000	5,000
1.102%, 07/26/2017 (B)	20,000	19,999
1.082%, 07/26/2017 (B)	7,360	7,360
1.090%, 07/27/2017 (B)	21,140	21,140
FHLB DN (A)
0.680%, 05/01/2017	10,000	10,000
0.551%, 05/12/2017	14,690	14,687
0.576%, 05/22/2017	18,000	17,994
0.776%, 06/02/2017	23,275	23,259
0.571%, 06/09/2017	16,110	16,100
0.776%, 06/14/2017	23,275	23,253
0.787%, 06/21/2017	12,935	12,921
0.702%, 07/14/2017	44,515	44,451
0.832%, 07/17/2017	7,020	7,008
0.855%, 07/19/2017	11,325	11,304
0.856%, 07/21/2017	10,440	10,420
0.862%, 07/26/2017	11,400	11,377
0.650%, 08/02/2017	15,455	15,429
0.672%, 08/16/2017	10,000	9,980
0.682%, 08/22/2017	12,175	12,149
0.692%, 08/23/2017	11,500	11,475
0.898%, 08/28/2017	13,350	13,310
0.921%, 09/20/2017	11,715	11,673
0.914%, 09/22/2017	23,410	23,325
0.959%, 10/13/2017	8,805	8,766
0.984%, 10/25/2017	12,010	11,952
0.959%, 11/02/2017	8,855	8,810

SEI Daily Income Trust / Quarterly Report / April 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Government II Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.007%, 12/05/2017	$10,395	$10,332

Total U.S. Government Agency Obligations (Cost $904,163) ($ Thousands)		904,163

Total Investments — 98.2% (Cost $1,955,615) ($ Thousands) @		$1,955,615

Percentages are based on a Net Assets of $1,992,040 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2017. The demand and interest rate reset feature gives this security a shorter effective maturity date.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

@ For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2017 all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2017, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Treasury Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 55.5%
U.S. Treasury Bills (A)
0.531%, 05/11/2017	$4,000	$4,000
0.750%, 05/18/2017	1,525	1,525
0.552%, 06/08/2017	822	822
0.605%, 07/20/2017	2,155	2,152
0.645%, 08/03/2017	1,200	1,198
0.692%, 08/31/2017	2,000	1,995
0.909%, 09/28/2017	3,000	2,989
0.911%, 10/12/2017	4,745	4,725
0.960%, 10/26/2017	1,000	995
U.S. Treasury Notes
1.094%, 05/02/2017 (B)	1,000	1,000
1.012%, 05/02/2017 (B)	8,500	8,499
0.992%, 05/02/2017 (B)	2,830	2,830
0.899%, 05/02/2017 (B)	5,520	5,520
0.625%, 05/31/2017	2,000	2,000
2.500%, 06/30/2017	350	351
0.750%, 06/30/2017	350	350
0.625%, 06/30/2017	2,395	2,395
4.750%, 08/15/2017	255	258
0.875%, 08/15/2017	35	35
0.625%, 08/31/2017	1,540	1,540
1.000%, 09/15/2017	355	355
0.875%, 10/15/2017	1,980	1,981
4.250%, 11/15/2017	1,470	1,497
0.875%, 11/15/2017	1,315	1,314
0.875%, 11/30/2017	85	85
0.875%, 01/31/2018	905	904
3.500%, 02/15/2018	750	765
1.000%, 02/15/2018	705	705
0.750%, 02/28/2018	470	469
2.875%, 03/31/2018	1,500	1,524

Total U.S. Treasury Obligations (Cost $54,778) ($ Thousands)		54,778

REPURCHASE AGREEMENTS (C) — 38.5%
Bank of Montreal 0.790%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $2,000,132 (collateralized by various U.S. Treasury obligations, ranging in par value $1,000 - $936,900, 0.000% - 3.375%, 07/06/17 - 02/15/45; with total market value $2,040,067)	2,000	2,000

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (C) (continued)
Bank of Nova Scotia 0.800%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $2,000,133 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $2,011,900, 0.000% - 2.000%, 04/15/18 - 04/30/23; with total market value $2,040,162)	$2,000	$2,000
Bank of Tokyo 0.790%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $5,000,329 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $2,000,000, 0.000% - 6.250%, 10/31/20 - 11/15/45; with total market value $2,040,000)	5,000	5,000
BNP Paribas 0.820%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $2,000,137 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $1,814,700, 0.000% - 1.750%, 10/31/20 - 11/15/45; with total market value $2,040,000)	2,000	2,000
Citigroup Global 0.810%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $2,000,135 (collateralized by a U.S. Treasury Note, par value $1,994,500, 2.125%, 01/31/21; with total market value $2,040,048)	2,000	2,000
Credit Agricole 0.790%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $2,000,132 (collateralized by a U.S. Treasury Note, par value $1,986,800, 2.250%, 07/31/21; with total market value $2,040,073)	2,000	2,000
Goldman Sachs 0.750%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $2,000,125 (collateralized by a U.S. Treasury Note, par value $2,034,600, 1.375%, 01/31/20; with total market value $2,040,052)	2,000	2,000
Merrill Lynch 0.810%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $2,000,135 (collateralized by a U.S. Treasury Note, par value $2,034,600, 1.375%, 01/31/20; with total market value $2,040,052)	2,000	2,000

SEI Daily Income Trust / Quarterly Report / April 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Treasury Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (C) (continued)
Natixis 0.810%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $4,000,270 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $3,846,200, 2.125% - 3.000%, 08/15/21 - 08/15/46; with total market value $4,080,002)	$4,000	$4,000
RBC Capital 0.790%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $5,000,329 (collateralized by various U.S. Treasury obligations, ranging in par value $276,160 - $4,396,400, 0.000% - 1.750%, 02/15/19 - 08/15/25; with total market value $5,100,043)	5,000	5,000
Societe Generale 0.820%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $4,000,273 (collateralized by a U.S. Treasury Note, par value $3,996,500, 2.375%, 08/15/24; with total market value $4,080,002)	4,000	4,000
TD Securities 0.810%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $2,000,135 (collateralized by a U.S. Treasury Note, par value $1,961,100, 2.625%, 08/15/20; with total market value $2,040,056)	2,000	2,000
Wells Fargo 0.820%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $4,000,273 (collateralized by a U.S. Treasury Note, par value $4,093,700, 0.000%, 09/14/17; with total market value $4,080,011)	4,000	4,000

Total Repurchase Agreements (Cost $38,000) ($ Thousands)		38,000

Total Investments — 94.0% (Cost $92,778) ($ Thousands) @		$92,778

Percentages are based on a Net Assets of $98,672 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2017. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(C)	Tri-Party Repurchase Agreement.

@ For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2017, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Treasury II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 98.1%
U.S. Treasury Bills (A)
0.506%, 05/04/2017	$25,570	$25,569
0.682%, 05/11/2017	45,500	45,491
0.750%, 05/18/2017	81,780	81,751
0.735%, 05/25/2017	115,000	114,944
0.516%, 06/01/2017	54,000	53,976
0.608%, 07/20/2017	1,845	1,842
0.914%, 09/14/2017	15,000	14,948
0.909%, 09/28/2017	11,000	10,959
0.893%, 10/12/2017	24,855	24,750
0.960%, 10/26/2017	3,600	3,583
U.S. Treasury Notes
1.094%, 05/02/2017 (B)	2,000	2,000
1.015%, 05/02/2017 (B)	5,620	5,617
1.012%, 05/02/2017 (B)	30,000	30,001
0.992%, 05/02/2017 (B)	11,940	11,940
0.899%, 05/02/2017 (B)	15,035	15,034
0.625%, 05/31/2017	7,000	7,000
2.500%, 06/30/2017	870	873
0.750%, 06/30/2017	870	870
0.625%, 06/30/2017	10,200	10,201
4.750%, 08/15/2017	1,035	1,047
0.875%, 08/15/2017	150	150
0.625%, 08/31/2017	12,405	12,403
1.000%, 09/15/2017	1,665	1,667
0.875%, 10/15/2017	8,950	8,954
4.250%, 11/15/2017	6,120	6,231
0.875%, 11/30/2017	385	385
0.875%, 01/31/2018	4,195	4,190
1.000%, 02/15/2018	3,325	3,327
0.750%, 02/28/2018	2,320	2,313
2.875%, 03/31/2018	4,000	4,065

Total U.S. Treasury Obligations (Cost $506,081) ($ Thousands)		506,081

Total Investments — 98.1% (Cost $506,081) ($ Thousands) @		$506,081

Percentages are based on a Net Assets of $516,135 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2017. The demand and interest rate reset feature gives this security a shorter effective maturity date.

@ For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2017, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / April 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 53.7%

Consumer Discretionary — 0.8%
AutoZone
1.625%, 04/21/2019	$465	$462
General Motors Financial
2.085%, 07/13/2017 (A)	450	452
NBCUniversal Enterprise
1.843%, 04/15/2018 (A)(B)	825	830
Thomson Reuters
1.650%, 09/29/2017	645	645

		2,389

Consumer Staples — 3.0%
Anheuser-Busch InBev Finance
1.900%, 02/01/2019	280	281
Anheuser-Busch InBev Worldwide
1.724%, 05/01/2017 (A)	900	906
CVS Health
1.900%, 07/20/2018	350	351
JM Smucker
1.750%, 03/15/2018	135	135
Kroger MTN
1.500%, 09/30/2019	800	791
Molson Coors Brewing
1.450%, 07/15/2019	775	765
Mondelez International
1.554%, 05/01/2017 (A)	450	452
Mondelez International Holdings Netherlands
1.782%, 10/28/2019 (A)(B)	1,570	1,576
Philip Morris International
1.472%, 05/21/2017 (A)	1,655	1,662
Reynolds American
2.300%, 06/12/2018	645	648
Walgreens Boots Alliance
1.750%, 11/17/2017	885	886
1.750%, 05/30/2018	930	934

		9,387

Energy — 4.1%
Anadarko Petroleum
8.700%, 03/15/2019	350	391
6.950%, 06/15/2019	235	258
BP Capital Markets PLC (A)
1.783%, 06/26/2017	450	452
1.544%, 05/10/2017	750	753
1.459%, 05/13/2017	400	401
ConocoPhillips
1.500%, 05/15/2018	340	340
Enbridge
1.514%, 03/03/2017 (A)	540	540
Energy Transfer Partners
2.500%, 06/15/2018	750	753

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ExxonMobil
1.439%, 03/01/2018	$600	$600
Kinder Morgan
2.000%, 12/01/2017	225	225
Noble Energy
8.250%, 03/01/2019	700	776
ONEOK Partners
2.000%, 10/01/2017	600	601
Phillips 66
1.886%, 07/15/2017 (A)(B)	620	621
Schlumberger Holdings
1.900%, 12/21/2017 (B)	750	753
Schlumberger Norge
1.250%, 08/01/2017 (B)	145	145
Shell International Finance BV
1.470%, 06/12/2017 (A)	1,170	1,175
1.375%, 05/10/2019	800	794
Statoil (A)
1.498%, 05/08/2017	550	553
1.238%, 05/09/2017	870	871
Total Capital International
1.604%, 05/12/2017 (A)	400	402
TransCanada PipeLines
1.946%, 07/12/2017 (A)	1,185	1,190

		12,594

Financials — 31.8%
ABN AMRO Bank
1.798%, 07/18/2017 (A)(B)	1,145	1,148
AIG Global Funding MTN
1.650%, 12/15/2017 (B)	680	681
American Express Credit
1.702%, 06/18/2017 (A)	300	302
American Express Credit MTN
1.875%, 11/05/2018	750	751
1.523%, 06/03/2017 (A)	900	902
0.000%, 08/03/2017 (A)	345	345
American Honda Finance MTN
1.875%, 05/22/2017 (A)	935	947
1.700%, 02/22/2019	650	650
Australia & New Zealand Banking Group
1.599%, 05/15/2017 (A)	375	377
Bank Nederlandse Gemeenten MTN
1.228%, 07/14/2017 (A)(B)	2,800	2,800
Bank of America
2.198%, 07/15/2017 (A)	750	758
Bank of America MTN
5.650%, 05/01/2018	90	93
2.336%, 07/21/2017 (A)	625	634
2.316%, 07/20/2017 (A)	400	405
2.018%, 04/01/2019 (A)	1,075	1,085
2.000%, 01/11/2018	160	160

SEI Daily Income Trust / Quarterly Report / April 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.700%, 08/25/2017	$700	$701
Bank of Montreal
1.400%, 04/10/2018	750	750
Bank of Montreal MTN
1.755%, 07/09/2017 (A)	825	829
Bank of New York Mellon MTN
1.540%, 03/06/2018 (A)	350	351
Bank of Nova Scotia
2.125%, 09/11/2019	765	768
1.988%, 07/15/2017 (A)	1,085	1,094
1.742%, 06/07/2017 (A)	375	376
1.300%, 07/21/2017	400	400
Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/2017 (B)	325	325
1.416%, 06/08/2017 (A)(B)	325	325
Barclays Bank PLC MTN
6.050%, 12/04/2017 (B)	500	512
BB&T MTN (A)
1.701%, 06/27/2017	400	402
1.694%, 05/01/2017	350	352
Berkshire Hathaway
1.150%, 08/15/2018	400	399
Berkshire Hathaway Finance
1.456%, 07/13/2017 (A)	565	566
1.450%, 03/07/2018	650	651
BMW US Capital LLC
1.541%, 06/13/2017 (A)(B)	1,505	1,513
Branch Banking & Trust
1.608%, 07/18/2017 (A)	855	857
1.450%, 05/10/2019	590	585
Canadian Imperial Bank of Commerce
1.620%, 06/06/2017 (A)	980	986
Capital One (A)
2.320%, 07/30/2017	500	503
2.192%, 05/17/2017	800	807
1.885%, 06/13/2017	500	503
Citigroup
2.150%, 07/30/2018	330	331
1.925%, 07/08/2017 (A)	700	703
1.860%, 07/27/2017 (A)	1,250	1,255
1.700%, 04/27/2018	300	300
Citizens Bank
1.604%, 06/02/2017 (A)	550	551
Citizens Bank MTN
1.600%, 12/04/2017	1,000	999
Commonwealth Bank of Australia
1.674%, 05/07/2017 (A)(B)	750	755
Cooperatieve Rabobank
1.985%, 07/10/2017 (A)	800	807
Credit Agricole MTN
2.079%, 06/10/2017 (A)(B)	950	956

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse
1.700%, 04/27/2018	$750	$750
Credit Suisse MTN (A)
1.862%, 07/29/2017	500	502
1.542%, 02/27/2017	1,135	1,135
Daimler Finance North America LLC
1.894%, 08/01/2018 (A)(B)	400	402
1.890%, 07/05/2017 (A)(B)	845	851
1.500%, 07/05/2019 (B)	750	741
Danske Bank
1.680%, 06/06/2017 (A)(B)	600	602
Danske Bank MTN
1.574%, 06/02/2017 (A)(B)	500	500
Deutsche Bank
1.714%, 05/13/2017 (A)	350	350
1.350%, 05/30/2017	650	650
DNB Boligkreditt
1.450%, 03/21/2018 (B)	2,500	2,479
Export-Import Bank of Korea
1.752%, 05/26/2017 (A)	470	471
Fifth Third Bank
1.743%, 06/27/2017 (A)	1,625	1,625
Fifth Third Bank MTN
1.967%, 05/20/2017 (A)	400	402
Ford Motor Credit LLC
2.417%, 06/28/2017 (A)	350	353
2.155%, 07/10/2017 (A)	750	756
2.031%, 06/15/2017 (A)	1,220	1,226
1.950%, 06/12/2017 (A)	500	502
1.897%, 08/12/2019	350	347
General Motors Financial
2.400%, 04/10/2018	1,025	1,031
Goldman Sachs Group
2.375%, 01/22/2018	1,450	1,457
2.277%, 07/26/2017 (A)	750	754
2.209%, 06/27/2017 (A)	525	530
1.920%, 06/13/2017 (A)	1,200	1,204
HSBC Bank PLC
1.679%, 05/15/2017 (A)(B)	1,550	1,556
HSBC USA
1.300%, 06/23/2017	600	600
Huntington National Bank
2.200%, 11/06/2018	1,010	1,014
1.619%, 06/12/2017 (A)	650	650
Hyundai Capital America MTN
2.000%, 03/19/2018 (B)	165	165
2.000%, 07/01/2019 (B)	300	298
ING Bank
1.838%, 07/02/2017 (A)(B)	300	301
ING Groep
2.302%, 06/29/2017 (A)	400	403

2	SEI Daily Income Trust / Quarterly Report / April 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Bank for Reconstruction & Development
1.125%, 07/18/2017	$400	$400
Jackson National Life Global Funding
1.875%, 10/15/2018 (B)	400	401
JPMorgan Chase (A)
2.108%, 07/23/2017	500	507
2.056%, 07/25/2017	1,570	1,579
1.802%, 07/28/2017	500	503
1.656%, 06/09/2017	550	548
KeyBank
2.350%, 03/08/2019	250	252
1.860%, 05/22/2017 (A)	750	756
Korea Development Bank
1.502%, 05/27/2017 (A)	500	500
Manufacturers & Traders Trust
1.456%, 07/25/2017 (A)	350	350
1.400%, 07/25/2017	450	450
MetLife
6.817%, 08/15/2018	742	790
Metropolitan Life Global Funding I
1.582%, 06/19/2017 (A)(B)	1,000	1,003
1.500%, 01/10/2018 (B)	220	220
Mizuho Bank
1.603%, 06/25/2017 (A)(B)	580	580
Moody’s
1.414%, 06/04/2017 (A)	540	541
Morgan Stanley (A)
2.336%, 07/20/2017	475	479
2.003%, 07/24/2017	625	630
1.842%, 05/15/2017	1,290	1,294
Morgan Stanley MTN
5.950%, 12/28/2017	140	144
New York Life Global Funding
1.543%, 07/24/2017 (A)(B)	600	603
Nissan Motor Acceptance MTN
1.735%, 07/13/2017 (A)(B)	1,000	1,002
1.500%, 03/02/2018 (B)	300	300
PNC Bank
1.800%, 11/05/2018	1,600	1,602
1.450%, 07/29/2019	350	346
Pricoa Global Funding I
1.350%, 08/18/2017 (B)	550	550
Principal Life Global Funding II
1.200%, 05/19/2017 (B)	370	370
Protective Life Global Funding
1.722%, 04/15/2019 (B)	355	352
Prudential Financial MTN
6.000%, 12/01/2017	1,320	1,353
1.819%, 08/15/2018 (A)	750	755
Santander Holdings USA
2.504%, 05/24/2017 (A)	720	724

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Santander UK PLC
1.562%, 06/29/2017 (A)	$350	$350
Societe Generale MTN
2.228%, 10/01/2018 (A)	700	705
Standard Chartered PLC MTN
1.798%, 07/17/2017 (A)(B)	900	899
Sumitomo Mitsui Banking (A)
1.828%, 07/19/2017	300	301
1.698%, 05/11/2017	650	650
Sumitomo Mitsui Banking MTN
2.098%, 07/18/2017 (A)	850	857
SunTrust Bank
1.700%, 07/30/2017 (A)	1,835	1,846
Svenska Handelsbanken MTN
1.590%, 06/06/2017 (A)	400	401
Synchrony Financial
2.265%, 05/02/2017 (A)	600	604
1.875%, 08/15/2017	255	255
Toronto-Dominion Bank
2.250%, 09/25/2019 (B)	1,070	1,078
Toronto-Dominion Bank MTN
1.993%, 07/22/2017 (A)	1,015	1,025
1.693%, 07/23/2017 (A)	400	402
1.450%, 08/13/2019	550	545
1.275%, 05/02/2017 (A)	350	350
Toyota Motor Credit MTN
1.598%, 07/18/2017 (A)	400	402
1.200%, 04/06/2018	600	599
UBS MTN (A)
1.853%, 06/26/2017	1,470	1,476
1.676%, 05/14/2017	450	452
US Bancorp MTN
1.556%, 07/25/2017 (A)	400	402
US Bank
1.400%, 04/26/2019	350	347
US Bank MTN
1.752%, 07/29/2017 (A)	550	552
Volkswagen Group of America Finance LLC (A)
1.520%, 05/22/2017 (B)	650	650
1.492%, 05/20/2017 (B)	1,575	1,576
Voya Financial
2.900%, 02/15/2018	1,072	1,081
Wells Fargo
2.263%, 07/24/2017 (A)	400	404
Wells Fargo MTN (A)
1.893%, 07/22/2017	550	553
1.783%, 07/23/2017	795	798
1.750%, 06/06/2017	650	655
Westpac Banking
1.768%, 07/17/2017 (A)	325	327

		98,283

SEI Daily Income Trust / Quarterly Report / April 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care — 5.7%
AbbVie
1.800%, 05/14/2018	$400	$401
Actavis Funding SCS
2.350%, 03/12/2018	1,740	1,747
2.200%, 06/12/2017 (A)	975	981
Aetna
1.700%, 06/07/2018	2,010	2,010
Amgen
2.125%, 05/15/2017	500	500
1.430%, 05/22/2017 (A)	1,150	1,150
Baxalta
1.936%, 06/22/2017 (A)	1,750	1,758
Bayer US Finance LLC
1.430%, 07/06/2017 (A)(B)	1,000	1,000
Becton Dickinson
1.800%, 12/15/2017	781	781
Catholic Health Initiatives
2.600%, 08/01/2018	270	271
1.600%, 11/01/2017	1,251	1,251
Celgene
2.125%, 08/15/2018	750	753
Express Scripts Holding
1.250%, 06/02/2017	600	600
Medtronic
1.500%, 03/15/2018	255	255
Province of Quebec Canada MTN
1.330%, 06/04/2017 (A)	1,660	1,661
Teva Pharmaceutical Finance Netherlands III
1.700%, 07/19/2019	1,140	1,129
1.400%, 07/20/2018	900	895
UnitedHealth Group
1.450%, 07/17/2017	500	500

		17,643

Industrials — 2.1%
Air Lease
2.125%, 01/15/2018	230	230
2.125%, 01/15/2020	300	298
Caterpillar Financial Services MTN (A)
1.753%, 05/23/2017	1,175	1,180
1.436%, 06/22/2017	375	375
Fortive
1.800%, 06/15/2019 (B)	260	259
General Electric MTN (A)
1.858%, 04/02/2018	250	252
1.775%, 07/09/2017	580	586
Honeywell International
1.452%, 07/31/2017 (A)	800	804
Hutchison Whampoa International 14
1.625%, 10/31/2017 (B)	400	400

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
John Deere Capital MTN
1.428%, 07/15/2017 (A)	$650	$651
PACCAR Financial MTN
1.300%, 05/10/2019	160	159
Penske Truck Leasing LP
3.750%, 05/11/2017 (B)	550	550
United Technologies
1.384%, 05/01/2017 (A)	600	604

		6,348

Information Technology — 1.4%
Broadcom
2.375%, 01/15/2020 (B)	800	800
Cisco Systems (A)
1.652%, 05/21/2017	350	352
1.492%, 06/20/2017	400	402
DXC Technology
2.875%, 03/27/2020 (B)	400	405
eBay
2.500%, 03/09/2018	275	277
Fidelity National Information Services
2.850%, 10/15/2018	600	608
1.450%, 06/05/2017	170	170
Hewlett Packard Enterprise
3.080%, 06/06/2017 (A)	160	163
2.890%, 06/06/2017 (A)	955	960
2.450%, 10/05/2017	328	329

		4,466

Materials — 0.5%
Air Liquide Finance
1.375%, 09/27/2019 (B)	400	395
EI du Pont de Nemours
0.000%, 08/01/2017 (A)	780	783
Monsanto
1.150%, 06/30/2017	500	500

		1,678

Real Estate — 1.0%
Simon Property Group
1.500%, 02/01/2018 (B)	1,470	1,468
WEA Finance LLC
1.750%, 09/15/2017 (B)	1,535	1,536

		3,004

Telecommunications — 1.4%
AT&T
5.500%, 02/01/2018	1,070	1,100
2.082%, 06/30/2017 (A)	700	711
Verizon Communications
2.871%, 06/14/2017 (A)	720	735
1.409%, 05/15/2017 (A)	1,520	1,518

4	SEI Daily Income Trust / Quarterly Report / April 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.375%, 08/15/2019	$350	$345

		4,409

Utilities — 1.9%
DTE Energy
1.500%, 10/01/2019	435	428
Emera US Finance
2.150%, 06/15/2019	165	165
Exelon
1.550%, 06/09/2017	964	964
Great Plains Energy
2.500%, 03/09/2020	260	263
Hydro-Quebec
1.375%, 06/19/2017	1,125	1,125
NextEra Energy Capital Holdings
1.649%, 09/01/2018	95	95
Sempra Energy
1.625%, 10/07/2019	850	843
Southern
1.550%, 07/01/2018	300	299
1.300%, 08/15/2017	700	700
Southern Power
1.500%, 06/01/2018	715	713
Xcel Energy
1.200%, 06/01/2017	280	280

		5,875

Total Corporate Obligations (Cost $165,800) ($ Thousands)		166,076

ASSET-BACKED SECURITIES — 21.0%

Automotive — 10.7%

Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,100	1,101
Ally Master Owner Trust, Ser 2014-4, Cl A1
1.394%, 05/15/2017 (A)	850	850
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,275	1,275
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 05/15/2017	650	650
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl D
3.000%, 07/08/2019	430	434
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl B
1.600%, 07/08/2019	1,320	1,321
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl B
1.880%, 03/09/2020	485	486

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2015-4, Cl A2A
1.260%, 04/08/2019	$47	$47
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2B
1.739%, 06/10/2019 (A)	213	214
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	190	190
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A3
1.460%, 05/08/2017	90	90
AmeriCredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 05/08/2017	295	295
ARI Fleet Lease Trust, Ser 2014-A, Cl A3
1.550%, 11/15/2022 (B)	430	430
CarMax Auto Owner Trust, Ser 2014-1, Cl A4
1.320%, 05/15/2017	710	709
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	750	750
CarMax Auto Owner Trust, Ser 2016-4, Cl A2
1.210%, 05/26/2017	765	763
Chesapeake Funding II LLC, Ser 2016-2A, Cl A2
1.912%, 06/15/2028 (A)(B)	800	804
Chrysler Capital Auto Receivables Trust, Ser 2015-BA, Cl A2
1.460%, 05/15/2017 (B)	6	6
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A3
1.640%, 05/15/2017 (B)	735	734
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019 (B)	20	20
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/2019 (B)	526	526
CPS Auto Trust
3.340%, 05/15/2020	400	406
Credit Acceptance Auto Loan Trust, Ser 2015-1A, Cl A
2.000%, 07/15/2022 (B)	450	450
Credit Acceptance Auto Loan Trust, Ser 2015-2A, Cl A
2.400%, 02/15/2023 (B)	500	501
DT Auto Owner Trust, Ser 2016-2A, Cl B
2.920%, 05/15/2020 (B)	740	744
DT Auto Owner Trust, Ser 2016-4A, Cl A
1.440%, 11/15/2019 (B)	512	512
DT Auto Owner Trust, Ser 2017-1A
1.560%, 06/15/2020 (B)	835	834
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (B)	294	294

SEI Daily Income Trust / Quarterly Report / April 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 05/22/2017 (B)	$255	$255
First Investors Auto Owner Trust, Ser 2017-1A
1.690%, 04/15/2021 (B)	175	175
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 05/16/2017	300	299
Ford Credit Auto Owner Trust, Ser 2016-C, Cl A2A
1.040%, 09/15/2019	600	599
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.512%, 08/15/2020 (A)	1,050	1,055
Ford Credit Floorplan Master Owner Trust, Ser 2016-4, Cl A
1.442%, 05/15/2017 (A)	290	291
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 05/13/2017	450	451
GE Dealer Floorplan Master Note Trust, Ser 2014-2, Cl A
1.428%, 05/20/2017 (A)	665	665
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 05/15/2017 (B)	170	169
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl A3
1.530%, 05/25/2017	568	568
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	1,080	1,083
GM Financial Automobile Leasing Trust, Ser 2016-1, Cl A3
1.640%, 07/20/2019	800	801
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	230	230
GM Financial Automobile Leasing Trust, Ser 2016-3, Cl A3
1.610%, 12/20/2019	800	798
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
1.412%, 05/15/2017 (A)(B)	1,905	1,910
Huntington Auto Trust, Ser 2016-1, Cl A2
1.290%, 05/31/2017	435	435
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 05/15/2017 (B)	180	180
Mercedes-Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 05/14/2017	755	755

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Lease Trust, Ser 2016-B, Cl A2
1.150%, 01/15/2019	$265	$265
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	125	125
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.050%, 04/15/2019	134	134
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	395	393
Prestige Auto Receivables Trust, Ser 2014-1A, Cl B
1.910%, 05/15/2017 (B)	1,450	1,451
Prestige Auto Receivables Trust, Ser 2015-1, Cl A3
1.530%, 02/15/2021 (B)	291	291
Prestige Auto Receivables Trust, Ser 2016-1A, Cl A2
1.780%, 05/15/2017 (B)	144	144
Prestige Auto Receivables Trust, Ser 2016-2A, Cl A2
1.460%, 07/15/2020 (B)	671	669
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl C
1.760%, 01/15/2019	51	51
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl D
2.570%, 03/15/2019	600	603
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl D
3.100%, 11/16/2020	600	611
Santander Drive Auto Receivables Trust, Ser 2017-1, Cl A2
1.490%, 02/18/2020	85	85
Securitized Term Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.510%, 04/25/2019 (B)	275	275
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 05/11/2017	100	100
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
1.328%, 05/20/2017 (A)(B)	400	400
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	3	3
Westlake Automobile Receivable Trust, Ser 2017-1A
1.780%, 04/15/2020 (B)	305	305

6	SEI Daily Income Trust / Quarterly Report / April 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/2020 (B)	$83	$83
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (B)	190	190
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (B)	350	351
World Omni Auto Receivables Trust, Ser 2015- B, Cl A2A
0.960%, 05/14/2017	165	165
World Omni Auto Receivables Trust, Ser 2016- B, Cl A2
1.100%, 01/15/2020	182	182

		33,031

Credit Card — 2.9%
BA Credit Card Trust, Ser 2015-A2, Cl A
1.360%, 09/15/2020	370	370
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
1.644%, 05/15/2017 (A)(B)	210	211
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	305	305
Capital One Multi-Asset Execution Trust, Ser 2014-A1, Cl A1
1.444%, 05/15/2017 (A)	800	805
Chase Issuance Trust, Ser 2012-A2, Cl A2
1.264%, 05/05/2017 (A)	300	300
Chase Issuance Trust, Ser 2016-A5, Cl A5
1.270%, 07/15/2021	500	495
Citibank Credit Card Issuance Trust, Ser 2013- A2, Cl A2
1.268%, 05/24/2017 (A)	650	651
Discover Card Execution Note Trust, Ser 2016- A2, Cl A2
1.534%, 05/19/2017 (A)	150	151
Evergreen Credit Card Trust, Ser 2016-1, Cl A
1.714%, 05/15/2017 (A)(B)	1,100	1,105
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	1,650	1,652
Synchrony Credit Card Master Note Trust, Ser 2015-2, Cl A
1.600%, 04/15/2021	2,300	2,301
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.702%, 05/26/2021 (A)(B)	620	623

		8,969

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Miscellaneous Business Services — 7.1%

Apidos CLO XII, Ser 2013-12A, Cl A
2.123%, 04/15/2025 (A)(B)	$600	$600
Carlyle Global Market Strategies CLO, Ser 2014-1A, Cl AR
2.323%, 07/17/2017 (A)(B)	650	651
Cent CLO 20, Ser 2017-20A, Cl AR
2.256%, 01/25/2026 (A)(B)	995	995
Cent CLO, Ser 2014-16A, Cl A1AR
2.136%, 05/03/2017 (A)(B)	482	483
CIFC Funding, Ser 2013-1A, Cl A1
2.173%, 07/16/2017 (A)(B)	485	485
CIFC Funding, Ser 2016-3A, Cl A2R
2.632%, 07/30/2017 (A)(B)	840	840
CNH Equipment Trust, Ser 2014-C, Cl A3
1.050%, 11/15/2019	57	57
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 05/31/2017	150	150
Credit-Based Asset Servicing and Securitization LLC, Ser 2005-CB3, Cl M2
1.921%, 05/27/2017 (A)	561	554
Dryden XXXI Senior Loan Fund, Ser 2017-31A, Cl AR
2.236%, 04/18/2026 (A)(B)	1,210	1,209
GreatAmerica Leasing Receivables, Ser 2015-1, Cl A3
1.540%, 07/20/2018 (B)	537	537
GSAMP Trust, Ser 2006-HE1, Cl A2D
1.301%, 05/25/2017 (A)	655	643
John Deere Owner Trust, Ser 2014-B, Cl A4
1.500%, 06/15/2021	415	415
Limerock CLO II, Ser 2017-2A, Cl AR
2.310%, 07/18/2017 (A)(B)	800	800
Madison Park Funding IV, Ser 2007-4A, Cl A1B
1.296%, 06/24/2017 (A)(B)	420	415
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	205	204
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A2
0.000%, 05/18/2020 (B)	210	210
Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/2025 (B)	28	28
Nationstar HECM Loan Trust, Ser 2016-1A, Cl A
2.981%, 02/25/2026 (B)	53	53
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (B)	102	103
Navient Student Loan Trust, Ser 2015-1, Cl A1
1.282%, 05/27/2017 (A)	208	208
Navient Student Loan Trust, Ser 2016-6A, Cl A1
1.462%, 07/20/2017 (A)(B)	233	234

SEI Daily Income Trust / Quarterly Report / April 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
New Residential Advance Receivables Trust, Ser 2016-T2, Cl AT2
2.575%, 05/25/2017 (B)	$600	$596
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (B)	120	119
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 05/10/2017 (B)	102	102
OCP CLO, Ser 2015-8A, Cl A1
2.553%, 07/31/2017 (A)(B)	500	500
Octagon Investment Partners XVI, Ser 2013- 1A, Cl A
2.143%, 07/17/2017 (A)(B)	550	551
OHA Credit Partners VIII, Ser 2013-8A, Cl A
2.150%, 07/21/2017 (A)(B)	360	360
Race Point VI CLO, Ser 2014-6A, Cl BR
3.080%, 05/24/2017 (A)(B)	425	425
Race Point VII CLO, Ser 2016-7A, Cl AR
2.238%, 11/08/2024 (A)(B)	935	934
SLM Student Loan Trust 2008-9, Ser 2008-9, Cl A
2.538%, 07/25/2017 (A)	891	910
SLM Student Loan Trust, Ser 2003-14, Cl A5
1.268%, 07/26/2017 (A)	49	49
SLM Student Loan Trust, Ser 2004-3, Cl A5
1.208%, 07/26/2017 (A)	320	320
SLM Student Loan Trust, Ser 2005-3, Cl A5
1.128%, 07/25/2017 (A)	604	602
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.158%, 07/25/2017 (A)	383	380
SLM Student Loan Trust, Ser 2005-6, Cl A5A
1.148%, 07/25/2017 (A)	122	122
SLM Student Loan Trust, Ser 2006-4, Cl A5
1.138%, 07/25/2017 (A)	7	7
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.738%, 07/25/2017 (A)	877	897
Sofi Consumer Loan Program LLC, Ser 2017-1, Cl A
3.280%, 01/26/2026 (B)	181	181
SoFi Professional Loan Program LLC, Ser 2017-A, Cl A1
1.691%, 03/26/2040 (A)(B)	376	376
SPS Servicer Advance Receivables Trust, Ser 2016-T1, Cl AT1
2.530%, 05/22/2017 (B)	605	604
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
1.221%, 05/25/2017 (A)(B)	17	17
Symphony CLO VIII, Ser 2014-8A, Cl BR
2.513%, 01/09/2023 (A)(B)	475	476
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	133	134

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	$128	$129
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	115	116
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 05/01/2017 (A)(B)	262	260
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	393	390
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	818	817
Utah State Board of Regents, Ser 2016-1, Cl A
1.732%, 05/27/2017 (A)	431	432
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (B)	600	597
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/22/2017 (B)	365	364
Vibrant Clo III, Ser 2016-3A, Cl A1R
2.510%, 06/20/2017 (A)(B)	540	540

		22,181

Mortgage Related — 0.3%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.662%, 05/27/2017 (A)	176	174
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.711%, 05/27/2017 (A)	333	329
Ameriquest Mortgage Securities, Ser 2005-R1, Cl M1
1.666%, 05/25/2017 (A)	38	37
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
1.991%, 05/25/2017 (A)	46	46
Bear Stearns Asset-Backed-Securities Trust, Ser 2005-HE3, Cl M2
2.011%, 05/25/2017 (A)	191	190
HSBC Home Equity Loan Trust USA, Ser 2007-3, Cl APT
1.979%, 05/20/2017 (A)	54	54
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
1.491%, 05/25/2017 (A)	70	70

		900

Total Asset-Backed Securities (Cost $65,108) ($ Thousands)		65,081

MORTGAGE-BACKED SECURITIES — 11.1%

Agency Mortgage-Backed Obligations — 4.1%
FHLMC
5.000%, 06/01/2026	429	443
4.500%, 09/01/2026	31	33

8	SEI Daily Income Trust / Quarterly Report / April 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.681%, 05/01/2017 (A)	$43	$44
2.631%, 05/01/2017 (A)	67	71
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl A1
2.746%, 12/25/2019	263	265
FHLMC Multifamily Structured Pass-Through Certificates, Ser K011, Cl A1
2.917%, 08/25/2020	178	181
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	322	320
FHLMC REMIC, Ser 2003-2641, Cl KW
4.500%, 07/15/2018	378	388
FHLMC REMIC, Ser 2003-2643, Cl MJ
4.500%, 07/15/2018	245	248
FHLMC REMIC, Ser 2003-2644, Cl EB
4.500%, 07/15/2018	265	272
FNMA
6.000%, 01/01/2027	22	25
5.000%, 05/01/2019 to 03/01/2025	1,122	1,162
3.090%, 05/01/2017 (A)	10	10
3.024%, 05/01/2017 (A)	94	97
3.000%, 12/01/2030	1,693	1,743
2.745%, 05/01/2017 (A)	5	6
2.624%, 05/01/2017 (A)	12	12
2.577%, 05/01/2017 (A)	10	11
2.500%, 09/01/2023	484	493
2.233%, 05/01/2017 (A)	8	9
1.900%, 10/01/2019	350	350
1.091%, 02/25/2020	350	351
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/2023	17	18
FNMA REMIC, Ser 2001-33, Cl FA
1.432%, 05/25/2017 (A)	15	15
FNMA REMIC, Ser 2002-64, Cl FG
1.240%, 05/18/2017 (A)	17	17
FNMA REMIC, Ser 2008-18, Cl HD
4.000%, 12/25/2018	19	19
FNMA REMIC, Ser 2011-24, Cl PC
4.000%, 10/25/2039	957	989
FNMA TBA
3.500%, 05/15/2027	850	888
FNMA, Ser 2011-M7, Cl A2
2.578%, 05/01/2017	410	412
FNMA, Ser 2015-MA, Cl ASQ2
1.626%, 02/25/2018	178	178
FREMF Mortgage Trust, Ser 2011-K703, Cl B
4.881%, 05/01/2017 (A)(B)	750	771
FREMF Mortgage Trust, Ser 2012-K502, Cl B
2.434%, 05/01/2017 (A)(B)	795	795
FREMF Mortgage Trust, Ser 2012-K705, Cl C
4.160%, 05/01/2017 (A)(B)	415	424

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser 2013-K502, Cl C
2.902%, 05/01/2017 (A)(B)	$260	$260
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.003%, 05/01/2017 (A)(B)	155	153
GNMA
2.125%, 05/01/2017 (A)	64	67
GNMA, Ser 2009-10, Cl JA
4.500%, 03/16/2034	28	29
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	99	100
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
1.432%, 05/04/2017 (A)	415	415
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
1.148%, 05/06/2017 (A)	37	37
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
1.304%, 05/04/2017 (A)	332	333
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
1.254%, 05/09/2017 (A)	78	78
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
1.291%, 05/09/2017 (A)	186	187
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
1.234%, 05/05/2017 (A)	14	14

		12,733

Non-Agency Mortgage-Backed Obligations — 7.0%
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 05/01/2017 (A)(B)	130	130
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
1.712%, 05/15/2017 (A)(B)	450	450
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.207%, 05/01/2017 (A)	168	155
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.426%, 05/01/2017 (A)	20	19
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
3.184%, 05/01/2017 (A)	62	53
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.265%, 05/01/2017 (A)	79	76
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
3.327%, 05/01/2017 (A)	151	145
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.944%, 05/15/2017 (A)(B)	480	481
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 05/01/2017 (A)	114	115

SEI Daily Income Trust / Quarterly Report / April 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.779%, 05/01/2017 (A)	$237	$237
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.127%, 05/01/2017 (A)	300	302
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A2
1.813%, 09/10/2045	448	448
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
3.108%, 05/01/2017 (A)	34	34
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
3.497%, 05/01/2017 (A)	136	120
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 05/01/2017 (A)(B)	168	168
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	96	96
Commercial Mortgage Pass-Through Certificates, Ser 2014-BBG, Cl A
1.712%, 05/15/2017 (A)(B)	1,145	1,146
Cosmopolitan Hotel Trust, Ser 2016-CSMO, Cl A
2.394%, 11/15/2033 (A)(B)	980	986
Countrywide Home Loans, Ser 2004-29, Cl 1A1
1.531%, 05/25/2017 (A)	21	20
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
3.226%, 05/01/2017 (A)	117	101
CSMC Trust, Ser 2014-TIKI, Cl A
1.862%, 05/15/2017 (A)(B)	430	430
Deephaven Residential Mortgage Trust, Ser 2017-1A
2.725%, 12/26/2046	175	175
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
4.382%, 05/25/2017 (A)	186	189
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
3.382%, 01/25/2025 (A)	234	235
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M1
2.441%, 05/25/2017 (A)	619	621
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M1
2.091%, 12/25/2028 (A)	762	765
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1
2.191%, 05/22/2017	1,826	1,834

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 1M1
1.932%, 05/25/2017 (A)	$105	$105
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 2M1
1.932%, 05/25/2017 (A)	35	35
FNMA Connecticut Avenue Securities, Ser 2014- C03, Cl 1M1
2.182%, 07/25/2024 (A)	108	108
FNMA Connecticut Avenue Securities, Ser 2017- C02, Cl 2M1
2.141%, 09/25/2029 (A)	418	419
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.617%, 05/01/2017 (A)	161	155
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	85	88
GS Mortgage Securities II, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	20	20
GS Mortgage Securities II, Ser GSMS-GC14, Cl A1
1.217%, 08/10/2046	27	27
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.393%, 05/01/2017 (A)	191	171
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
3.355%, 05/01/2017 (A)	184	172
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.304%, 05/01/2017 (A)	187	151
Hilton USA Trust, Ser 2014-ORL, Cl A
1.812%, 05/15/2017 (A)(B)	1,000	998
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.751%, 05/25/2017 (A)	53	48
Impac CMB Trust, Ser 2005-2, Cl 1A1
1.511%, 05/03/2017 (A)	57	52
Impac CMB Trust, Ser 2005-3, Cl A1
1.462%, 05/25/2017 (A)	53	47
Impac CMB Trust, Ser 2005-5, Cl A1
1.631%, 05/25/2017 (A)	43	38
Impac CMB Trust, Ser 2005-8, Cl 1A
1.511%, 05/25/2017 (A)	136	117
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-C16, Cl A2
3.070%, 12/15/2046	696	708
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	10	10
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	928	944

10	SEI Daily Income Trust / Quarterly Report / April 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	$363	$369
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C18, Cl A1
1.254%, 02/15/2047	584	582
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.894%, 05/15/2017 (A)(B)	875	875
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
2.112%, 05/15/2017 (A)(B)	575	575
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.172%, 05/01/2017 (A)	78	75
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.536%, 05/01/2017 (A)	109	101
LB-UBS Commercial Mortgage Trust, Ser 2007- C6, Cl A4
5.858%, 05/15/2017 (A)	192	192
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.127%, 05/15/2017 (A)	952	976
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
1.261%, 05/25/2017 (A)	40	39
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.297%, 05/01/2017 (A)	198	165
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	308	313
Morgan Stanley Capital I Trust, Ser 2008-TOP29, Cl A4FL
2.991%, 01/11/2043 (A)	747	752
Morgan Stanley Capital I Trust, Ser 2012-STAR
2.084%, 08/05/2034	145	143
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	117	116
Mortgage Repurchase Agreement Financing Trust, Ser 2016-5, Cl A
2.028%, 05/16/2017 (A)(B)	800	800
MortgageIT Trust, Ser 2005-5, Cl A1
1.242%, 05/25/2017 (A)	181	168
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
1.126%, 05/15/2017 (A)(B)	98	93
Paragon Mortgages No. 15 PLC, Ser 2007-15A, Cl A2C
1.351%, 07/19/2017 (A)(B)	238	228

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
4.315%, 05/01/2017 (A)	$150	$133
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
1.518%, 05/20/2017 (A)	19	17
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.857%, 05/01/2017 (A)	209	196
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	9	9
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
3.077%, 05/01/2017 (A)	74	74
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
3.103%, 05/01/2017 (A)	155	152
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
3.235%, 05/01/2017 (A)	84	78
WFRBS Commercial Mortgage Trust, Ser 2012- C10, Cl A2
1.765%, 12/15/2045	288	288
WFRBS Commercial Mortgage Trust, Ser 2012- C9, Cl A1
0.673%, 11/15/2045	6	6
WFRBS Commercial Mortgage Trust, Ser 2012- CP, Cl A2
1.829%, 05/01/2017	270	270

		21,729

Total Mortgage-Backed Securities (Cost $34,809) ($ Thousands)		34,462

COMMERCIAL PAPER (C) — 5.6%
Aetna
1.020%, 05/01/2017 (B)	1,600	1,600
American Water Capital
1.030%, 05/08/2017 (B)	2,700	2,699
Berkshire Hathaway Energy
1.131%, 05/01/2017 (B)	1,000	1,000
Caterpillar Financial Services
1.101%, 05/04/2017	1,600	1,600
Dominion Gas Holdings LLC
1.151%, 05/09/2017 (B)	2,750	2,749
DTE Gas
1.030%, 05/02/2017	1,575	1,575
Experian Finance PLC
1.100%, 05/09/2017 (B)	1,600	1,599
Georgia-Pacific LLC
0.990%, 05/02/2017 (B)	1,600	1,600

SEI Daily Income Trust / Quarterly Report / April 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (C) (continued)
Medtronic Global Holdings SCA
1.121%, 05/02/2017 (B)	$2,000	$2,000
Nissan Motor Acceptance
1.021%, 05/10/2017 (B)	1,025	1,024

Total Commercial Paper (Cost $17,448) ($ Thousands)		17,446

MUNICIPAL BONDS — 4.3%

Arizona — 0.2%
Northern Arizona University, RB
5.020%, 08/01/2018	525	546

Arkansas — 0.3%
Garland County, RB
1.540%, 11/01/2018	965	964

California — 1.2%
Anaheim, Housing & Public Improvements Authority, Ser A, RB
1.000%, 10/01/2017	710	709
California State, GO Pre-Refunded @ –
1.772%, 04/01/2022 (A)(D)	775	775
Los Angeles, Municipal Improvement, Ser A, RB
2.344%, 11/01/2018	625	633
1.924%, 11/01/2017	565	567
Riverside, Ser A, RB
0.980%, 06/01/2017	460	460
University of California, Ser Y-1, RB Pre-Refunded @ –
1.495%, 07/01/2017 (A)(D)	490	490

		3,634

Colorado — 0.3%
Colorado State, Housing & Finance Authority, Ser B, RB
1.850%, 05/15/2017	800	800

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	400	403

Illinois — 0.1%
Illinois State, Finance Authority, RB
4.545%, 10/01/2018	310	321

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Indiana — 0.1%
Whiting, Environmental Facilities Revenue, AMT, RB Pre-Refunded @ –
1.650%, 12/02/2019 (A)(D)	$320	$320

Maine — 0.3%
Maine State, Municipal Bond Bank, RB
2.404%, 06/01/2017	850	851

Massachusetts — 0.2%
Belmont, GO
1.250%, 05/05/2017	595	595

New Hampshire — 0.4%
New Hampshire State, Business Finance Authority, Ser B, RB Callable 05/01/2017 @ 100
1.020%, 05/04/2017 (A)	1,350	1,350

New Jersey — 0.4%
New Jersey Economic Development Authority, Ser Q, RB
2.421%, 06/15/2018	645	644
Rutgers University, The State University of New Jersey, Ser K, RB
1.709%, 05/01/2017	525	525

		1,169

North Carolina — 0.2%
North Carolina State, Eastern Municipal Power Agency, RB
1.561%, 07/01/2017	790	790

Ohio — 0.4%
Lucas County, GO
1.125%, 07/12/2017	1,225	1,225

Pennsylvania — 0.1%
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
1.760%, 12/01/2019	370	365

Total Municipal Bonds (Cost $13,330) ($ Thousands)		13,333

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Notes
1.375%, 06/30/2018	7,500	7,518

12	SEI Daily Income Trust / Quarterly Report / April 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Ultra Short Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.125%, 12/31/2019	$4,000	$3,973

Total U.S. Treasury Obligations (Cost $11,524) ($ Thousands)		11,491

CERTIFICATE OF DEPOSIT — 0.3%
Credit Suisse NY
1.750%, 11/14/2017	800	801

Total Certificate of Deposit (Cost $800) ($ Thousands)		801

REPURCHASE AGREEMENT(E) — 0.4%
BNP Paribas 0.840%, dated 04/28/2017, to be repurchased on 05/01/2017, repurchase price $1,200,084 (collateralized by various FMAC, GNMA and U.S. Treasury obligations, ranging in par value $1,258 - $22,358,352, 2.250% - 4.500%, 10/20/27 - 04/01/2047; with total market value of $1,224,000)	1,200	1,200

Total Repurchase Agreement (Cost $1,200) ($ Thousands)		1,200

Total Investments — 100.1% (Cost $310,019) ($ Thousands) @		$309,890

A list of the open futures contracts held by the Fund at April 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(17)	Jun-2007	$(27)
U.S. 2-Year Treasury Note	5	Jul-2007	2
U.S. 5-Year Treasury Note	11	Jun-2007	10
U.S. Long Treasury Bond	(1)	Jun-2017	(3)

			$(18)

For the period ended April 30, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on Net Assets of $309,475 ($ Thousands).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2017.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2017, the value of these securities amounted to $92,551 ($ Thousands), representing 29.9% of the Net Assets of the Fund.
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(E)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

@ At April 30, 2017, the tax basis cost of the Fund’s investments was $310,019, and the unrealized appreciation and depreciation were $570 ($ Thousands) and $(699) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$166,076	$–	$166,076
Asset-Backed Securities	–	65,081	–	65,081
Mortgage-Backed Securities	–	34,462	–	34,462
Commercial Paper	–	17,446	–	17,446
Municipal Bonds	–	13,333	–	13,333
U.S. Treasury Obligations	–	11,491	–	11,491
Certificate of Deposit	–	801	–	801
Repurchase Agreement	–	1,200	–	1,200

Total Investments in Securities	$–	$309,890	$–	$309,890

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$12	$—	$—	$12
Unrealized Depreciation	(30)	—	—	(30)

Total Other Financial Instruments	$18	$—	$—	$18

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2017, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SEI Daily Income Trust / Quarterly Report / April 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Short Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 66.6%

Agency Mortgage-Backed Obligations — 66.6%
FHLMC
4.500%, 02/01/2022 to 12/01/2039	$8,859	$9,469
4.000%, 06/01/2044	603	635
3.000%, 05/01/2017 to 12/01/2046 (A)	9,244	9,443
2.935%, 05/01/2017 (A)	4	4
2.923%, 05/01/2017 (A)	25	26
2.875%, 05/01/2017 (A)	4	4
2.865%, 05/01/2017 (A)	16	17
2.860%, 05/01/2017 (A)	16	16
2.842%, 05/01/2017 (A)	4	4
2.827%, 05/01/2017 (A)	2	2
2.810%, 05/01/2017 (A)	2	2
2.805%, 05/01/2017 (A)	23	24
2.802%, 05/01/2017 (A)	1	1
2.758%, 05/01/2017 (A)	9	9
2.744%, 05/01/2017 (A)	570	593
2.675%, 05/01/2017 (A)	1	1
2.630%, 05/01/2017 (A)	2	2
2.625%, 05/01/2017 (A)	2	2
2.500%, 05/01/2017 (A)	3	3
2.488%, 05/01/2017 (A)	45	47
2.375%, 05/01/2017 (A)	2	2
2.250%, 05/01/2017 (A)	1	1
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/2042	366	428
FHLMC REMIC, Ser 2003-2571, Cl FY
1.744%, 12/15/2032 (A)	6,697	6,760
FHLMC REMIC, Ser 2006-3148, Cl CF
1.394%, 05/15/2017 (A)	280	281
FHLMC REMIC, Ser 2006-3174, Cl FA
1.294%, 04/15/2036 (A)	1,835	1,828
FHLMC REMIC, Ser 2006-3219, Cl EF
1.394%, 04/15/2032 (A)	3,370	3,364
FHLMC REMIC, Ser 2007-3339, Cl HF
1.514%, 07/15/2037 (A)	4,868	4,891
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	2,753	2,963
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	923	98
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	1,614	163
FHLMC REMIC, Ser 2012-4030, Cl FD
1.344%, 02/15/2041 (A)	18,119	18,104
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	2,759	227
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	2,371	160
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	2,131	183
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	1,161	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	$1,243	$161
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	868	77
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	1,439	164
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	5,415	635
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	18,024	18,230
FHLMC REMIC, Ser 2016-4600, Cl CH
3.000%, 07/15/2041	9,800	10,040
FHLMC REMIC, Ser 2016-4617, Cl LE
3.000%, 06/15/2041	4,222	4,339
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	1,998	433
FHLMC REMIC, Ser 3153, Cl FX
1.344%, 05/15/2017 (A)	105	105
FHLMC, Ser K710, Cl A2
1.883%, 05/25/2019	6,000	6,020
FHLMC, Ser KGRP, Cl A
1.362%, 05/25/2017 (A)	4,211	4,213
FNMA
7.000%, 06/01/2037	8	9
6.500%, 05/01/2026 to 01/01/2036	209	234
6.000%, 02/01/2023 to 09/01/2024	2,428	2,617
5.500%, 06/01/2017 to 06/01/2038	576	634
5.300%, 07/01/2019	456	471
5.240%, 07/01/2019	628	671
5.000%, 03/01/2019 to 08/01/2019	60	62
4.545%, 02/01/2020	852	907
4.500%, 08/01/2021 to 05/15/2045	4,684	5,086
4.448%, 01/01/2021	3,040	3,224
4.380%, 04/01/2021	7,055	7,585
4.330%, 04/01/2021 to 07/01/2021	3,812	4,118
4.302%, 07/01/2021	515	550
4.295%, 06/01/2021	3,595	3,872
4.230%, 01/01/2021	4,560	4,876
4.210%, 07/01/2020	676	717
4.070%, 04/01/2019	1,144	1,193
4.066%, 07/01/2020	2,549	2,697
4.050%, 01/01/2021	1,000	1,066
4.040%, 06/01/2021	11,289	12,060
4.010%, 08/01/2021	1,039	1,111
4.000%, 05/01/2026 to 04/01/2042	3,524	3,728
3.990%, 07/01/2021	271	289
3.980%, 07/01/2021 to 08/01/2021	8,983	9,582
3.970%, 06/01/2021	1,942	2,070
3.890%, 10/01/2023 to 01/01/2024	1,973	2,114
3.880%, 12/01/2020	90	95
3.870%, 01/01/2024	859	926
3.850%, 01/01/2024	575	618

SEI Daily Income Trust / Quarterly Report / April 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.840%, 08/01/2021	$6,732	$7,156
3.830%, 07/01/2021	384	408
3.810%, 11/01/2023	95	102
3.800%, 01/01/2023	1,914	2,033
3.793%, 12/01/2020	7,748	8,174
3.770%, 05/01/2017 to 08/01/2021	1,046	1,109
3.765%, 12/01/2025	7,800	8,383
3.750%, 06/01/2022 to 09/01/2023	3,299	3,517
3.735%, 06/01/2018	2,310	2,340
3.730%, 07/01/2022	2,561	2,710
3.700%, 11/01/2020 to 09/01/2021	3,386	3,579
3.650%, 11/01/2021 to 08/01/2023	3,574	3,780
3.630%, 01/01/2018	2,335	2,346
3.620%, 09/01/2020	6,945	7,294
3.590%, 10/01/2020	184	193
3.580%, 12/01/2020	896	941
3.510%, 11/01/2021	1,089	1,147
3.500%, 02/01/2045 to 01/01/2046	382	403
3.490%, 12/01/2020	6,420	6,710
3.470%, 11/01/2020	160	168
3.400%, 03/01/2022	3,619	3,795
3.265%, 01/01/2022	970	1,010
3.260%, 12/01/2020	572	593
3.250%, 12/01/2021	1,274	1,329
3.230%, 11/01/2020	1,548	1,608
3.210%, 09/01/2021 to 05/01/2023	4,094	4,264
3.180%, 02/01/2027	3,181	3,262
3.150%, 01/01/2027	1,495	1,530
3.090%, 02/01/2027	9,323	9,517
3.024%, 05/01/2017 (A)	332	342
3.017%, 04/01/2022	276	284
3.000%, 09/01/2027 to 03/01/2031	4,297	4,424
2.990%, 10/01/2017	3,100	3,097
2.960%, 01/01/2027	1,295	1,308
2.940%, 06/01/2022	700	724
2.930%, 05/01/2022 to 01/01/2027	6,401	6,468
2.880%, 07/01/2020	2,138	2,184
2.861%, 05/01/2017 (A)	133	135
2.830%, 06/01/2022	181	187
2.795%, 05/01/2017 (A)	1	1
2.784%, 05/01/2017 (A)	201	209
2.740%, 04/01/2022	189	194
2.630%, 02/01/2019	4,538	4,591
2.580%, 08/01/2022	2,200	2,243
2.577%, 05/01/2017 (A)	39	41
2.540%, 03/01/2023	649	660
2.450%, 11/01/2022	400	405
2.432%, 05/01/2017 (A)	71	73
2.380%, 10/01/2019	8,424	8,536
2.360%, 04/01/2022	4,600	4,629
2.340%, 11/01/2022	184	186
2.310%, 10/01/2022	2,256	2,270

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.250%, 10/01/2022	$3,989	$3,996
2.230%, 11/01/2023	4,486	4,444
2.220%, 10/01/2022	2,241	2,245
2.150%, 05/01/2022	4,752	4,739
2.110%, 01/01/2020	3,798	3,828
2.050%, 11/01/2023	1,314	1,292
1.970%, 11/01/2023	12,735	12,428
1.923%, 05/01/2017 (A)	3	3
1.750%, 04/01/2019 to 06/01/2020	8,383	8,331
1.690%, 12/01/2019	2,000	1,986
1.091%, 02/25/2020	11,090	11,107
FNMA REMIC, IO
4.000%, 07/15/2027	871	106
FNMA REMIC, Ser 1992-61, Cl FA
1.632%, 05/25/2017 (A)	36	36
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	15	16
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	8	8
FNMA REMIC, Ser 1994-77, Cl FB
2.491%, 05/25/2017 (A)	3	3
FNMA REMIC, Ser 2002-53, Cl FK
1.382%, 05/25/2017 (A)	65	65
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/2033	71	72
FNMA REMIC, Ser 2006-76, Cl QF
1.382%, 05/25/2017 (A)	532	531
FNMA REMIC, Ser 2006-79, Cl DF
1.341%, 05/25/2017 (A)	448	449
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	623	695
FNMA REMIC, Ser 2007-64, Cl FB
1.361%, 05/25/2017 (A)	3,335	3,340
FNMA REMIC, Ser 2008-16, Cl FA
1.691%, 05/25/2017 (A)	3,530	3,576
FNMA REMIC, Ser 2009-110, Cl FD
1.741%, 01/25/2040 (A)	9,762	9,885
FNMA REMIC, Ser 2009-112, Cl FM
1.741%, 01/25/2040 (A)	5,951	6,022
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/2022	4,989	5,254
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	2,417	2,604
FNMA REMIC, Ser 2010-56, Cl AF
1.541%, 06/25/2040 (A)	6,453	6,485
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	2,599	305
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	9,324	1,021
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.457%, 05/25/2042 (A)	744	84

2	SEI Daily Income Trust / Quarterly Report / April 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	$1,375	$126
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	4,315	389
FNMA REMIC, Ser 2013-130, Cl FQ
1.191%, 06/25/2041 (A)	8,115	8,055
FNMA REMIC, Ser 2014-50, Cl SC, IO
1.949%, 08/25/2044 (A)	7,272	406
FNMA REMIC, Ser 2015-42, Cl AI, IO
2.042%, 06/25/2055 (A)	4,271	246
FNMA REMIC, Ser 2015-57, Cl AB
3.000%, 08/25/2045	20,272	20,648
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	1,474	225
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	810	99
FNMA TBA
6.000%, 05/01/2032	2,200	2,492
4.000%, 05/01/2039 to 06/15/2045	39,200	41,218
3.000%, 05/25/2026	23,600	24,277
2.500%, 05/01/2017	5,800	5,833
FNMA, Ser M6, Cl A1
1.829%, 05/25/2021	5,214	5,194
GNMA
6.500%, 08/15/2037 to 02/20/2039	391	441
6.000%, 07/15/2017 to 06/15/2041	8,404	9,589
5.500%, 10/15/2034 to 02/15/2041	3,093	3,457
5.000%, 09/15/2039 to 04/15/2041	1,923	2,124
4.000%, 07/15/2041 to 08/15/2041	197	209
GNMA TBA
6.000%, 04/30/2035	1,600	1,813
GNMA, Ser 177, Cl A
2.400%, 09/16/2046	4,261	4,247
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	1,887	373
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	2,010	202
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	459	90
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	640	70
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	843	81
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	3,717	547
GNMA, Ser 2015-17, Cl BI
3.500%, 05/20/2043	456	84
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	2,316	337
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	1,942	449

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	$1,884	$177
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	4,053	762
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	3,944	568
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	8,607	881
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	3,491	775
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	2,174	498
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	3,038	755

Total Mortgage-Backed Securities (Cost $541,749) ($ Thousands)		542,736

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.0%
FFCB
0.750%, 08/03/2017	40,000	39,981
FHLB
0.875%, 06/29/2018	8,850	8,819
0.800%, 07/27/2017	25,000	24,998
FHLMC
0.750%, 01/12/2018	69,425	69,265
FHLMC MTN
1.500%, 01/17/2020	20,500	20,482
HUD
0.930%, 08/01/2017	7,000	7,000

Total U.S. Government Agency Obligations (Cost $170,667) ($ Thousands)		170,545

U.S. TREASURY OBLIGATIONS — 11.1%
U.S. Treasury Inflation-Protected Securities
0.125%, 01/15/2023	35,883	35,962
U.S. Treasury Notes
1.625%, 07/31/2020	12,850	12,890
0.750%, 10/31/2018 (B)	42,100	41,809

Total U.S. Treasury Obligations (Cost $90,876) ($ Thousands)		90,661

SEI Daily Income Trust / Quarterly Report / April 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Short Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENTS (C) — 4.7%
BNP Paribas 0.840%, dated 04/28/2017, to be repurchased on 05/01/2017, repurchase price $30,902,163 (collateralized by various FMAC, FNMA, GNMA and U.S. Treasury obligation, ranging in par value $100 - $172,917,347, 1.625% - 7.000%, 07/31/20 - 11/01/2043; with total market value of $31,518,000)	$30,900	$30,900
Deutsche Bank 0.850%, dated 04/28/2017, to be repurchased on 05/01/2017, repurchase price $7,500,531 (collateralized by a U.S. Treasury obligation, par value $7,687,400, 0.000%, 10/26/2017; with total market value of $7,650,093)	7,500	7,500

Total Repurchase Agreements (Cost $38,400) ($ Thousands)		38,400

Total Investments — 103.4% (Cost $841,692) ($ Thousands) @		$842,342

A list of the open futures contracts held by the Fund at April 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(309)	Jun-2007	$(80)
U.S. 2-Year Treasury Note	1,356	Jul-2007	494
U.S. 5-Year Treasury Note	(1,085)	Jun-2007	(1,226)
Ultra 10-Year U.S. Treasury Note	(209)	Jun-2017	(520)

			$(1,332)

For the period ended April 30, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on Net Assets of $814,611 ($ Thousands).
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2017.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C)	Tri-Party Repurchase Agreement.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

IO — Interest Only — face amount represents notional amount.

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

@ At April 30, 2017, the tax basis cost of the Fund’s investments was $841,692 and the unrealized appreciation and depreciation were $3,419 ($ Thousands) and $(2,769) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$542,736	$–	$542,736
U.S. Government Agency
Obligations	–	170,545	–	170,545
U.S. Treasury Obligations	–	90,661	–	90,661
Repurchase Agreements	–	38,400	–	38,400

Total Investments in Securities	$–	$842,342	$–	$842,342

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$494	$—	$—	$494
Unrealized Depreciation	(1,826)	—	—	(1,826)

Total Other Financial Instruments	$(1,332)	$—	$—	$(1,332)

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2017, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

4	SEI Daily Income Trust / Quarterly Report / April 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

GNMA Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 97.6%

Agency Mortgage-Backed Obligations — 97.6%
FHLMC
3.650%, 04/01/30	$599	$632
3.000%, 05/15/43 to 12/01/46	264	268
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/26	126	13
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/27	225	23
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/26	377	31
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/26	317	21
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/41	876	110
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/28	161	13
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/28	128	11
FNMA
8.000%, 07/01/25 to 09/01/28	30	32
7.000%, 08/01/29 to 09/01/32	62	65
6.500%, 09/01/32	60	67
4.180%, 11/01/28	1,662	1,828
3.590%, 09/01/30	210	220
3.410%, 08/01/27	1,129	1,179
3.390%, 09/01/26	300	313
3.340%, 01/01/27	242	251
3.260%, 01/01/27 to 06/01/27	387	399
3.230%, 02/01/27	150	154
3.130%, 02/01/27	200	204
2.990%, 11/01/24	580	596
2.970%, 06/01/27	200	202
2.780%, 03/01/27	300	300
2.500%, 11/01/31	176	177
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	6	7
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	14	15
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	4	4
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/27	189	17
GNMA
10.000%, 10/15/18 to 09/15/19	3	3
9.500%, 08/15/17 to 10/15/20	7	7
9.000%, 12/15/17 to 05/15/22	32	32
8.000%, 07/15/17 to 03/15/32	198	217
7.750%, 10/15/26	23	25
7.500%, 02/15/27 to 10/15/35	168	189
7.250%, 01/15/28	47	51
7.000%, 04/15/19 to 11/15/33	1,792	2,091
6.750%, 11/15/27	10	11

Description	Face Amount (Thousands)	Value ($ Thousands)

Agency Mortgage-Backed Obligations (continued)
6.500%, 10/15/23 to 10/15/38	$592	$681
6.000%, 12/15/27 to 12/15/40	1,276	1,450
5.500%, 01/15/33 to 02/15/41	1,674	1,911
5.000%, 05/01/33 to 01/20/45	4,502	5,010
4.500%, 08/15/33 to 01/20/46	5,069	5,426
4.000%, 03/20/40 to 05/20/47	11,171	11,860
3.875%, 05/15/42	1,384	1,463
3.500%, 03/20/41 to 04/20/47	30,952	32,220
3.000%, 10/15/42 to 12/20/46	13,451	13,645
2.500%, 07/20/45 to 01/20/47	3,110	3,039
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/33	690	776
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/40	483	96
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/27	480	50
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/29	1,182	125
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/29	444	43
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/26	1,937	195
GNMA, Ser 2015-125, Cl VA
2.700%, 05/16/35 (A)	56	56
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/43	906	133
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/37	927	210
GNMA, Ser 2015-17, Cl BI
3.500%, 05/20/43	961	176
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/30	995	101
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/41	292	43
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/45	278	64
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/42	696	134
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/28	260	25
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/39	746	140
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/42	482	70
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/29	1,198	123
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/47	482	107
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	260	298
GNMA TBA
4.000%, 06/01/39 to 05/15/45	475	502

SEI Daily Income Trust / Quarterly Report / April 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

GNMA Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)

Agency Mortgage-Backed Obligations (continued)
3.000%, 05/01/43	$8,740	$8,858

Total Mortgage-Backed Securities (Cost $97,355) ($ Thousands)		98,808

REPURCHASE AGREEMENTS (B) — 1.8%
BNP Paribas 0.840%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $900,063 (collateralized by various FMAC and FNMA obligations, ranging in par value $10 - $6,360,000, 3.189% - 6.000%, 01/29/30 - 01/01/2045; with total market value of $918,000)	900	900
Deutsche Bank 0.850%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $900,064 (collateralized by a GNMA obligation, par value $868,765, 4.500%, 01/20/47; with total market value $918,000)	900	900

Total Repurchase Agreements (Cost $1,800) ($ Thousands)		1,800

Total Investments — 99.4% (Cost $99,155) ($ Thousands) @		$100,608

A list of the open futures contracts held by the Fund at April 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	42	Jun-2007	$62
U.S. 5-Year Treasury Note	(21)	Jun-2007	6
U.S. Long Treasury Bond	2	Jun-2017	(3)

			$65

For the period ended April 30, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on a Net Assets of $101,220 ($ Thousands).
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2017.
(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount.

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

@ At April 30, 2017, the tax basis cost of the Fund’s investments was $99,155, and the unrealized appreciation and depreciation were $1,899 ($ Thousands) and $(446) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$98,808	$–	$98,808
Repurchase Agreements	–	1,800	–	1,800

Total Investments in Securities	$–	$100,608	$–	$100,608

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$68	$—	$—	$68
Unrealized Depreciation	(3)	—	—	(3)

Total Other Financial Instruments	$65	$—	$—	$65

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2017, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2017

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as amended (the “1940 Act”) are effective , based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President

Date: June 29, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO

Date: June 29, 2017